Schedule of Property, Plant And Equipment Estimated Lives (Detail)	12 Months Ended
Mar. 31, 2016
Plants [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	20 years
Plants [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	30 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated lives of assets - (years)	25 years